Income taxes (Detail 2) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	[1]	$ 5,991	$ 5,351	$ 4,209
Income taxes at Swiss tax rate of 21%		1,258	1,124	884
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate		55	217	73
Tax effects of losses not recognized		223	173	182
Previously unrecognized tax losses now utilized		(25)	(368)	(38)
Non-taxable and lower taxed income		(430)	(309)	(347)
Non-deductible expenses and additional taxable income		905	606	933
Adjustments related to prior years - current tax		114	(13)	22
Adjustments related to prior years - deferred tax		26	4	2
Change in deferred tax recognition		(795)	(165)	(969)
Adjustments to deferred tax balances arising from changes in tax rates		0	2,897	19
Other items		137	139	17
Income tax expense / (benefit)	[1]	$ 1,468	4,305	777
Applicable tax rate		21.00%
Swiss
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax		$ 1,843	2,093	2,674
Increase / (decrease) resulting from:
Income tax expense / (benefit)		2,846
Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax		4,148	3,258	1,535
Increase / (decrease) resulting from:
Income tax expense / (benefit)		(1,378)
UBS AG
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	[1]	5,458	5,076	4,188
Income taxes at Swiss tax rate of 21%		1,146	1,066	879
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate		68	230	70
Tax effects of losses not recognized		222	173	182
Previously unrecognized tax losses now utilized		(25)	(368)	(38)
Non-taxable and lower taxed income		(419)	(306)	(337)
Non-deductible expenses and additional taxable income		883	588	898
Adjustments related to prior years - current tax		114	(14)	22
Adjustments related to prior years - deferred tax		27	6	2
Change in deferred tax recognition		(802)	(165)	(961)
Adjustments to deferred tax balances arising from changes in tax rates		0	2,897	19
Other items		130	135	16
Income tax expense / (benefit)	[1]	$ 1,345	4,242	753
Applicable tax rate		21.00%
UBS AG | Swiss
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax		$ 1,427	1,911	2,614
Increase / (decrease) resulting from:
Income tax expense / (benefit)		2,760
UBS AG | Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax		4,031	$ 3,165	$ 1,574
Increase / (decrease) resulting from:
Income tax expense / (benefit)		$ (1,415)

[1]	Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes